Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,035,000.00
Previously Paid Amount	0.00
Total Fee Amount	419.13
Total Offset Amount	0.00
Net Fee	419.13
Narrative - Max Aggregate Offering Price	$ 3,035,000.00
Final Prospectus	true